Loans and advances to customers (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross Investments In Financial Leases Receivable [Abstract]
Up to one year	R$ 1,118,286	R$ 1,418,546
From one to five years	1,082,149	1,279,347
Over five years	49,424	40,718
Impairment loss on finance leases	(146,812)	(186,594)
Total	2,103,047	2,552,017
Net investments in finance leases:
Up to one year	1,034,188	1,300,659
From one to five years	1,021,089	1,212,322
Over five years	R$ 47,770	R$ 39,036